Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-1

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

June 2025	07/21/2025	30	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/26	01/22/2029	$891,010,000.00		4.49%			4.49%
Class B	1/20/26	01/22/2029	$68,120,000.00		4.74%			4.74%
Class C	1/20/26	01/22/2029	$40,870,000.00		4.98%			4.98%

Total			$1,000,000,000.00

Series 2023-1 Allocation % x Group One Available Funds								$68,687,778.05
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$68,687,778.05

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$73.31	$73.31	$0.00	$0.00	$68,687,704.74
Owner Trustee Fee				$219.96	$219.96	$0.00	$0.00	$68,687,484.78
Asset Representations Reviewer Fee				$38.50	$38.50	$0.00	$0.00	$68,687,446.28
Supplemental ARR Fee				$154.00	$154.00	$0.00	$0.00	$68,687,292.28
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$68,686,042.28
Servicing Fee				$764,163.99	$764,163.99	$0.00	$0.00	$67,921,878.29
Class A Note Interest				$3,333,862.42	$3,333,862.42	$0.00	$0.00	$64,588,015.87
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$64,588,015.87
Class B Note Interest				$269,074.00	$269,074.00	$0.00	$0.00	$64,318,941.87
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$64,318,941.87
Class C Note Interest				$169,610.50	$169,610.50	$0.00	$0.00	$64,149,331.37
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$64,149,331.37
Class R Interest				$64,149,331.37	$64,149,331.37	$0.00	$0.00	$0.00

Total				$68,687,778.05	$68,687,778.05	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A			$0.00	$0.00	$3,333,862.42	$0.00	$0.00	$3,333,862.42
Class B			$0.00	$0.00	$269,074.00	$0.00	$0.00	$269,074.00
Class C			$0.00	$0.00	$169,610.50	$0.00	$0.00	$169,610.50

Total			$0.00	$0.00	$3,772,546.92	$0.00	$0.00	$3,772,546.92

	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.74	$0.00	$3.74	$891,010,000.00	1.00	$891,010,000.00	1.00
Class B	$1,000.00	$3.95	$0.00	$3.95	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.15	$0.00	$4.15	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.